Pensions and Other Employee Benefits - Components of Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plans [Member]
Components of net periodic benefit cost:
Service cost	$ 126	$ 113	$ 106
Interest cost	132	134	128
Expected return on plan assets	(164)	(145)	(139)
Amortization of prior service cost (credits)	1	1	1
Amortization of net loss	83	69	49
Curtailment or settlement loss	3	7
Net periodic benefit cost	181	179	145
Postretirement Benefit Plans [Member]
Components of net periodic benefit cost:
Service cost	4	4	5
Interest cost	7	10	10
Expected return on plan assets	(4)	(3)	(2)
Amortization of prior service cost (credits)	(3)	(3)	(3)
Amortization of net loss	2	1	1
Curtailment or settlement loss		1
Net periodic benefit cost	$ 6	$ 10	$ 11